Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following tables and discussion summarize the relationship between NEO compensation actually paid (“Compensation Actually Paid”)
and
our financial performance results for our last four completed fiscal years, calculated in the manner required by Item 402(v) of Regulation
S-K.
The tables and the associated narrative and graphical disclosure should be viewed together for a more complete presentation of such relationship over the time periods presented.
The calculations and analysis below do not necessarily reflect the Company’s approach to aligning executive compensation with performance. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with financial performance, refer to the Compensation Discussion and Analysis on page 26 of this proxy statement.

							Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total for Principal Executive Officer (PEO)	Compensation Actually Paid to PEO (2)(3)		Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs (2)(3)		Total Shareholder Return (9)	Peer Group Total Shareholder Return (9)	Net Income (in thousands)	Core Operating Earnings Per Share (10)

2025	$11,092,432	$11,270,326	(4)	$3,095,165	$3,125,345	(4)	$184.91	$182.01	$540,951	$4.41

2024	$9,559,263	$10,808,053	(5)	$2,713,582	$3,048,249	(4)	$144.74	$136.97	$409,840	$4.13

2023	$9,269,035	$9,530,042	(6)	$2,479,595	$2,586,810	(5)	$125.99	$117.03	$370,867	$3.93 (11)

2022	$8,649,788	$6,276,760	(7)	$2,291,627	$1,608,823	(6)	$112.72	$104.46	$488,035	$3.62 (11)

2021	$7,026,315	$14,742,502	(8)	$2,374,789	$3,894,473	(7)	$130.41	$119.43	$366,288	$3.68
(1) NEOs included in the above compensation columns reflect the following:

Year	PEO	Non-PEOs

2025	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. Roth and Mr. Wibbenmeyer

2024	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. Roth and Mr. Wibbenmeyer

2023	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. Roth and Mr. Wibbenmeyer

2022	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. James D. Thompson, and Mr. Roth

2021	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. James D. Thompson, and Mr. Dan M. Chandler
(2) The dollar amounts reported represent the amount of “Compensation Actually Paid”, as computed in accordance with SEC rules, but do not reflect the actual amount of compensation
received by our PEO (CEO) or other NEOs during the applicable year. Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (a) for restricted share awards, closing price on applicable year-end
date(s) or, in the case of vesting dates, the actual vesting price, (b) for performance share awards that are not market based, the same valuation methodology as restricted share awards above except year-end
values are multiplied times the probability of achievement as of each such date, and (c) for market-based performance share awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end
dates.
(3) For the portion of “Compensation Actually Paid”
that
is based on
year-end
stock prices, the following prices were used: $69.03, $73.93, $67.00, $62.50, $75.35 and $45.59, for year-end
2025, 2024, 2023, 2022, 2021 and 2020, respectively.

(4) 2025 “Compensation Actually Paid” to Ms. Palmer and the average “Compensation Actually Paid” to non-PEOs
reflects the following adjustments from Total
Compensation
reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2025 Summary Compensation Table (SCT)	$11,092,432	$3,095,165

Less, value of Stock Awards reported in SCT	($7,099,098)	($1,621,463)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$7,007,243	$1,600,467

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($71,416)	($22,853)

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$341,165	$74,029

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	$177,894	$30,180

Compensation Actually Paid for Fiscal Year 2025	$11,270,326	$3,125,345
(5) 2024 “Compensation Actually Paid” to Ms. Palmer and the average “Compensation Actually Paid” to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2024 Summary Compensation Table (SCT)	$9,559,263	$2,713,582

Less, value of Stock Awards reported in SCT	($5,702,941)	($1,295,055)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$7,340,943	$1,667,006

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$185,673	$52,457

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($574,885)	($89,740)

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	$1,248,790	$334,667

Compensation Actually Paid for Fiscal Year 2024	$10,808,053	$3,048,249
(6) 2023 “Compensation Actually Paid” to Ms. Palmer and the average “Compensation Actually Paid” to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2023 Summary Compensation Table (SCT)	$9,269,035	$2,479,595

Less, value of Stock Awards reported in SCT	($5,536,918)	($1,265,942)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$5,517,908	$1,263,196

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$216,704	$72,835

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$63,313	$37,126

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	$261,007	$107,215

Compensation Actually Paid for Fiscal Year 2023	$9,530,042	$2,586,810

(7) 2022 compensation “Actually Paid” to Ms. Palmer and the average Actually Paid to non-PEOs
reflects the following adjustments
from
Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2022 Summary Compensation Table (SCT)	$8,649,788	$2,291,627

Less, value of Stock Awards reported in SCT	($5,184,152)	($1,212,490)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$4,567,311	$1,085,215

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($1,288,996)	($384,424)

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($467,191)	($171,104)

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	($2,373,028)	($682,803)

Compensation Actually Paid for Fiscal Year 2022	$6,276,760	$1,608,823
(8) 2021 compensation “Actually Paid” to Ms. Palmer and the average Actually Paid to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2021 Summary Compensation Table (SCT)	$7,026,315	$2,374,789

Less, value of Stock Awards reported in SCT	($3,950,257)	($1,420,337)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$7,830,287	$2,153,181

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$2,664,658	$790,463

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$1,171,500	$608,353

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	($611,977)

Total Adjustments	$7,716,187	$1,519,684

Compensation Actually Paid for Fiscal Year 2021	$14,742,502	$3,894,473
(9) “Peer Group Total Shareholder Return” means as reflected by the FTSE Nareit Shopping Center Index. Each year reflects the cumulative value of a $100 investment, including reinvestment of dividends, if such amount had been invested on December 31, 2020.
(10) Core Operating Earnings per Share is a
non-GAAP
financial measure. See Appendix A for reconciliations of GAAP to non-GAAP
financial measures.
(11) For 2023 and 2022, Adjusted Core Operating Earnings Per Share was utilized as the Company’s Selected Measure, to eliminate the impact of COVID-related collections and/or prior period recoveries. See Appendix A of the respective Proxy Statement for reconciliations of GAAP to non-GAAP
financial measures.

Company Selected Measure Name	Core Operating Earnings per Share
Named Executive Officers, Footnote

Year	PEO	Non-PEOs

2025	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. Roth and Mr. Wibbenmeyer

2024	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. Roth and Mr. Wibbenmeyer

2023	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. Roth and Mr. Wibbenmeyer

2022	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. James D. Thompson, and Mr. Roth

2021	Ms. Palmer	Mr. Stein, Mr. Mas, Mr. James D. Thompson, and Mr. Dan M. Chandler

Peer Group Issuers, Footnote	(9) “Peer Group Total Shareholder Return” means as reflected by the FTSE Nareit Shopping Center Index. Each year reflects the cumulative value of a $100 investment, including reinvestment of dividends, if such amount had been invested on December 31, 2020.
PEO Total Compensation Amount	$ 11,092,432	$ 9,559,263	$ 9,269,035	$ 8,649,788	$ 7,026,315
PEO Actually Paid Compensation Amount	$ 11,270,326	10,808,053	9,530,042	6,276,760	14,742,502
Adjustment To PEO Compensation, Footnote
(4) 2025 “Compensation Actually Paid” to Ms. Palmer and the average “Compensation Actually Paid” to non-PEOs
reflects the following adjustments from Total
Compensation
reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2025 Summary Compensation Table (SCT)	$11,092,432	$3,095,165

Less, value of Stock Awards reported in SCT	($7,099,098)	($1,621,463)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$7,007,243	$1,600,467

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($71,416)	($22,853)

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$341,165	$74,029

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	$177,894	$30,180

Compensation Actually Paid for Fiscal Year 2025	$11,270,326	$3,125,345
(5) 2024 “Compensation Actually Paid” to Ms. Palmer and the average “Compensation Actually Paid” to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2024 Summary Compensation Table (SCT)	$9,559,263	$2,713,582

Less, value of Stock Awards reported in SCT	($5,702,941)	($1,295,055)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$7,340,943	$1,667,006

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$185,673	$52,457

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($574,885)	($89,740)

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	$1,248,790	$334,667

Compensation Actually Paid for Fiscal Year 2024	$10,808,053	$3,048,249
(6) 2023 “Compensation Actually Paid” to Ms. Palmer and the average “Compensation Actually Paid” to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2023 Summary Compensation Table (SCT)	$9,269,035	$2,479,595

Less, value of Stock Awards reported in SCT	($5,536,918)	($1,265,942)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$5,517,908	$1,263,196

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$216,704	$72,835

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$63,313	$37,126

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	$261,007	$107,215

Compensation Actually Paid for Fiscal Year 2023	$9,530,042	$2,586,810

(7) 2022 compensation “Actually Paid” to Ms. Palmer and the average Actually Paid to non-PEOs
reflects the following adjustments
from
Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2022 Summary Compensation Table (SCT)	$8,649,788	$2,291,627

Less, value of Stock Awards reported in SCT	($5,184,152)	($1,212,490)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$4,567,311	$1,085,215

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($1,288,996)	($384,424)

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($467,191)	($171,104)

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	($2,373,028)	($682,803)

Compensation Actually Paid for Fiscal Year 2022	$6,276,760	$1,608,823
(8) 2021 compensation “Actually Paid” to Ms. Palmer and the average Actually Paid to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2021 Summary Compensation Table (SCT)	$7,026,315	$2,374,789

Less, value of Stock Awards reported in SCT	($3,950,257)	($1,420,337)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$7,830,287	$2,153,181

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$2,664,658	$790,463

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$1,171,500	$608,353

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	($611,977)

Total Adjustments	$7,716,187	$1,519,684

Compensation Actually Paid for Fiscal Year 2021	$14,742,502	$3,894,473

Non-PEO NEO Average Total Compensation Amount	$ 3,095,165	2,713,582	2,479,595	2,291,627	2,374,789
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,125,345	3,048,249	2,586,810	1,608,823	3,894,473
Adjustment to Non-PEO NEO Compensation Footnote
(4) 2025 “Compensation Actually Paid” to Ms. Palmer and the average “Compensation Actually Paid” to non-PEOs
reflects the following adjustments from Total
Compensation
reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2025 Summary Compensation Table (SCT)	$11,092,432	$3,095,165

Less, value of Stock Awards reported in SCT	($7,099,098)	($1,621,463)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$7,007,243	$1,600,467

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($71,416)	($22,853)

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$341,165	$74,029

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	$177,894	$30,180

Compensation Actually Paid for Fiscal Year 2025	$11,270,326	$3,125,345
(5) 2024 “Compensation Actually Paid” to Ms. Palmer and the average “Compensation Actually Paid” to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2024 Summary Compensation Table (SCT)	$9,559,263	$2,713,582

Less, value of Stock Awards reported in SCT	($5,702,941)	($1,295,055)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$7,340,943	$1,667,006

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$185,673	$52,457

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($574,885)	($89,740)

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	$1,248,790	$334,667

Compensation Actually Paid for Fiscal Year 2024	$10,808,053	$3,048,249
(6) 2023 “Compensation Actually Paid” to Ms. Palmer and the average “Compensation Actually Paid” to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2023 Summary Compensation Table (SCT)	$9,269,035	$2,479,595

Less, value of Stock Awards reported in SCT	($5,536,918)	($1,265,942)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$5,517,908	$1,263,196

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$216,704	$72,835

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$63,313	$37,126

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	$261,007	$107,215

Compensation Actually Paid for Fiscal Year 2023	$9,530,042	$2,586,810

(7) 2022 compensation “Actually Paid” to Ms. Palmer and the average Actually Paid to non-PEOs
reflects the following adjustments
from
Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2022 Summary Compensation Table (SCT)	$8,649,788	$2,291,627

Less, value of Stock Awards reported in SCT	($5,184,152)	($1,212,490)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$4,567,311	$1,085,215

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($1,288,996)	($384,424)

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	($467,191)	($171,104)

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	$0

Total Adjustments	($2,373,028)	($682,803)

Compensation Actually Paid for Fiscal Year 2022	$6,276,760	$1,608,823
(8) 2021 compensation “Actually Paid” to Ms. Palmer and the average Actually Paid to non-PEOs
reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO

Total Reported in 2021 Summary Compensation Table (SCT)	$7,026,315	$2,374,789

Less, value of Stock Awards reported in SCT	($3,950,257)	($1,420,337)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$7,830,287	$2,153,181

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	$2,664,658	$790,463

Plus, FMV of Awards Granted this Year and that Vested this Year	$0	$0

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$1,171,500	$608,353

Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	$0	($611,977)

Total Adjustments	$7,716,187	$1,519,684

Compensation Actually Paid for Fiscal Year 2021	$14,742,502	$3,894,473

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following unranked list reflects the Company’s most important performance measures used by our Company to link Compensation Actually Paid for fiscal 2025 to our performance. Each of these financial performance measures is further described and defined in the Compensation Discussion and Analysis section of this proxy statement.
Most Important Performance Measures for 2025

Core Operating Earnings Per Share (Company-Selected Measure)

Corporate Responsibility Objectives

Relative Total Shareholder Return

Total Shareholder Return Amount	$ 184.91	144.74	125.99	112.72	130.41
Peer Group Total Shareholder Return Amount	182.01	136.97	117.03	104.46	119.43
Net Income (Loss)	$ 540,951,000	$ 409,840,000	$ 370,867,000	$ 488,035,000	$ 366,288,000
Company Selected Measure Amount	4.41	4.13	3.93	3.62	3.68
PEO Name	Ms. Palmer	Ms. Palmer	Ms. Palmer	Ms. Palmer	Ms. Palmer
Measure:: 1
Pay vs Performance Disclosure
Name	Core Operating Earnings Per Share
Non-GAAP Measure Description
(10) Core Operating Earnings per Share is a
non-GAAP
financial measure. See Appendix A for reconciliations of GAAP to non-GAAP
financial measures.
(11) For 2023 and 2022, Adjusted Core Operating Earnings Per Share was utilized as the Company’s Selected Measure, to eliminate the impact of COVID-related collections and/or prior period recoveries. See Appendix A of the respective Proxy Statement for reconciliations of GAAP to non-GAAP
financial measures.

Measure:: 2
Pay vs Performance Disclosure
Name	Corporate Responsibility Objectives
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 177,894	$ 1,248,790	$ 261,007	$ (2,373,028)	$ 7,716,187
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,099,098)	(5,702,941)	(5,536,918)	(5,184,152)	(3,950,257)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,007,243	7,340,943	5,517,908	4,567,311	7,830,287
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,416)	185,673	216,704	(1,288,996)	2,664,658
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	341,165	(574,885)	63,313	(467,191)	1,171,500
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,180	334,667	107,215	(682,803)	1,519,684
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,621,463)	(1,295,055)	(1,265,942)	(1,212,490)	(1,420,337)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,600,467	1,667,006	1,263,196	1,085,215	2,153,181
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,853)	52,457	72,835	(384,424)	790,463
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,029	(89,740)	37,126	(171,104)	608,353
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ (611,977)